CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income
Loans, including fees	$ 61,014	$ 55,565	$ 47,845
Securities
Taxable	5,811	5,170	6,317
Nontaxable	3,679	3,231	1,529
Federal funds sold and interest-bearing deposits	1,278	742	391
Total interest income	71,782	64,708	56,082
Interest expense
Deposits	10,604	9,050	6,524
FHLB advances and federal funds purchased	472	350	699
Subordinated debentures	724	882	603
Other borrowed money	352	586	497
Total interest expense	12,152	10,868	8,323
Net interest income	59,630	53,840	47,759
Provision for loan losses	2,850	3,640	2,175
Net interest income after provision for loan losses	56,780	50,200	45,584
Noninterest income
Service charges	3,746	3,530	3,493
Net realized gain on securities transactions	167	82	77
Net realized gain on sales of loans	1,981	1,718	1,053
Other operating income	8,385	7,686	6,860
Total noninterest income	14,279	13,016	11,483
Noninterest expense
Employee compensation and benefits	27,078	25,611	22,469
Occupancy expenses	7,400	6,870	6,468
Other operating expenses	13,904	13,899	13,657
Total noninterest expense	48,382	46,380	42,594
Income before income taxes	22,677	16,836	14,473
Income tax provision	8,238	4,715	4,362
Net earnings	$ 14,439	$ 12,121	$ 10,111
Basic earnings per share (in USD per share)	$ 1.41	$ 1.35	$ 1.15
Diluted earnings per share (in USD per share)	$ 1.40	$ 1.35	$ 1.15